Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Warrants Outstanding

The Company has the following warrants as of December 31, 2018 and 2017:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2016	1,230,351	$1.50	2.62	$-
Granted	665,410	2.85	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2017	1,895,761	$1.95	2.79	$-
Granted	386,675	5.10	-	-
Forfeited	(56,486)	1.05	-	-
Exercised	(1,285,538)	1.80	-	-
Outstanding at December 31, 2018, all vested	940,412	$3.60	2.32	$1,806,000